Segment Information (Real Estate Assets by Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Real estate assets	$ 5,451,080	$ 4,700,620
Carolinas/Richmond
Segment Reporting Information [Line Items]
Real estate assets	495,149	491,916
Chicago/Minneapolis
Segment Reporting Information [Line Items]
Real estate assets	524,850	535,939
Cincinnati/Columbus/Indianapolis [Member]
Segment Reporting Information [Line Items]
Real estate assets	125,859	128,377
Dallas [Member]
Segment Reporting Information [Line Items]
Real estate assets	248,809	180,548
Florida
Segment Reporting Information [Line Items]
Real estate assets	492,797	483,355
Houston
Segment Reporting Information [Line Items]
Real estate assets	509,100	456,675
Lehigh/Central PA
Segment Reporting Information [Line Items]
Real estate assets	1,151,148	1,121,115
Philadelphia
Segment Reporting Information [Line Items]
Real estate assets	76,673	74,514
Southern California
Segment Reporting Information [Line Items]
Real estate assets	633,450	343,520
United Kingdom
Segment Reporting Information [Line Items]
Real estate assets	324,000	169,562
Other
Segment Reporting Information [Line Items]
Real estate assets	$ 869,245	$ 715,099